State Street SPDR Portfolio SP 500 High Dividend ETF Expense Example - State Street SPDR Portfolio SP 500 High Dividend ETF - State Street SPDR Portfolio SP 500 High Dividend ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 90